OTHER CURRENT LIABILITIES - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued expenses	$ 14,563	$ 12,607
Deferred charter revenue	28,551	26,873
Other current liabilities	39	2,901
Provisions	279	606
Total other current liabilities	$ 43,432	$ 42,987